Financial instruments - Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,076	$ 738	$ 211
Financial assets, fair value	2,076	738	211
Financial liabilities	1,350	904	1,119
Financial liabilities, fair value	1,362	919	1,130
Cheques issued in excess of funds on deposit
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			12
Financial liabilities, fair value			12
Operating loans, excluding deferred financing costs
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			290
Financial liabilities, fair value			290
Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	848	389	305
Financial liabilities, fair value	848	389	305
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	501	509	510
Financial liabilities, fair value	513	524	521
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	6	2
Financial liabilities, fair value	1	6	2
Financial assets or financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	8	2
Financial assets or financial liabilities at FVTPL | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	2
Financial assets or financial liabilities at FVTPL | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	6	2
Financial assets or financial liabilities at FVTPL | Equity Derivative
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2	2
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,349	896	1,117
Financial liabilities at amortized cost | Cheques issued in excess of funds on deposit
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			12
Financial liabilities at amortized cost | Operating loans, excluding deferred financing costs
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			290
Financial liabilities at amortized cost | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	848	387	305
Financial liabilities at amortized cost | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	501	509	510
Cash and short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,568	461	12
Financial assets, fair value	1,568	461	12
Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	508	277	199
Financial assets, fair value	508	277	199
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,076	738	209
Financial liabilities	0
Financial assets at amortized cost | Cash and short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,568	461	12
Financial assets at amortized cost | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 508	$ 277	$ 197